INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

The Company’s income before income taxes consists of:

	Year Ended June 30,
	2010	2011	2012

PRC	$37,710,514	$49,016,069	$70,490,625
Non-PRC	(2,491,090)	(1,106,988)	(3,564,560)

	$35,219,424	$47,909,081	$66,926,065

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Income tax expense, most of which is incurred in the PRC, consists of:

	Year Ended June 30,
	2010	2011	2012

Current income tax expense	$8,540,774	$7,634,494	$8,828,453
Deferred income tax (benefit) expense	(877,341)	(1,190,527)	1,523,865

	$7,663,433	$6,443,967	$10,352,318

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The reconciliation of tax computed by applying the statutory tax rate in PRC of 25% to the income before income taxes is as follows:

	Year Ended June 30,
	2010	2011	2012

Income before income taxes	$35,219,424	$47,909,081	$66,926,065

Expected income tax expense at statutory tax rate in PRC	8,804,856	11,977,270	16,731,517
Effect of different tax rates in various jurisdictions	15,555	15,070	417,565
Effect of preferential tax treatment	(4,989,382)	(5,768,020)	(6,551,269)
Effect of income for which no income tax is chargeable	(1,394,901)	(1,792,868)	(3,705,244)
Effect of additional deductible research and development expense	(197,472)	(860,736)	(1,690,928)
Effect of non-deductible expenses	883,415	882,370	4,399,717
Under/(over) provision of income tax in previous years	(86,171)	792,662	(400,446)
Change in valuation allowance	63,397	149,420	-
Utilization of tax loss previously not recognized	-	(40,019)	-
Effect of deemed profit arisen in re-organization	1,372,299	-	-
Withholding tax on capital repayment	3,082,100	1,077,377	-
Share of net gains of equity investees	-	-	1,222,667
Others	109,737	11,441	(71,261)

Income tax expenses	$7,663,433	$6,443,967	$10,352,318

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The temporary differences that have given rise to the deferred tax liabilities consist of the following:

	June 30,
	2011	2012
Deferred tax assets-current
Allowance for doubtful accounts	$1,811,353	$2,477,942
Inventory provision	242,891	404,846
Long-term assets	154,208	74,169
Deferred revenue	3,818,665	3,315,688
Warranty liabilities	416,429	539,189
Recognition of intangible assets	257,225	326,552
Accrued payroll	802,344	511,593
Net operating loss carry forward	684,085	700,979
Less: Valuation allowances	(631,775)	-
Total deferred tax assets-current	7,555,425	8,350,958

Deferred tax liabilities-current
Cost and estimated earnings in excess of billings	(5,533,959)	(7,590,901)
Others	-	(358,296)
Total deferred tax liabilities-current	(5,533,959)	(7,949,197)

Net deferred tax assets-current	2,021,466	772,061
Net deferred tax liabilities-current	$-	$(370,300)

Deferred tax assets, non-current
Long-term assets	302,998	495,865
Deferred revenue	231,030	381,596
Recognition of intangible assets	457,468	573,710
Total deferred tax assets-non-current	$991,496	$1,451,171

Deferred tax liabilities-non-current
Share of net gains of equity investees	-	(1,036,772)
Total deferred tax liabilities-non-current	$-	$(1,036,772)

Net deferred tax assets-non-current	$991,496	$414,399